Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Summary Of Premises And Equipment Net

The following is a summary of premises and equipment, net at December 31 (in thousands):

	Useful lives (years)		2019	2018
Furniture and equipment	3 - 10		$17,976	$12,867
Computer software	1 - 3		1,480	1,185
Leasehold improvements	(a	)	50,633	39,262
Accumulated depreciation and amortization			(14,139)	(4,734)

Premises and equipment, net			$55,950	$48,580

(a)	Amortized over the shorter of the related lease term or the estimated useful life of the assets.

The following is a summary of premises and equipment at December 31 (in thousands):

	Useful lives (years)		2018	2017
Furniture and equipment	3 -10		$12,867	$9,195
Computer software	1-3		1,185	3,351
Leasehold improvements	(a	)	39,262	11,615
Accumulated depreciation and amortization			(4,734)	(23,398)

Premises and equipment, net			$48,580	$763

(a)	Amortized over the shorter of the related lease term or the estimated useful life of the assets.

Schedule of Representations and Warranties Reserve

The activity of the representations and warranties reserve was as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Balance, beginning of period	$53,296	$42,481	$46,322	$32,999
Reserve charged to operations	10,858	5,999	25,574	12,772
Losses realized, net	(1,033)	(4,118)	(8,775)	(1,409)

Balance, end of period	$63,121	$44,362	$63,121	$44,362

The activity of the representations and warranties reserve is as follows for the years ended December 31 (in thousands):

	2019	2018
Balance, beginning of year	$32,999	$31,200
Reserve charged to operations	19,153	10,327
Losses realized	(5,830)	(8,528)

Balance, end of year	$46,322	$32,999

The activity of the representations and warranties reserve is as follows for the years ended December 31 (in thousands):

	2018	2017
Balance, beginning of year	$31,200	$20,238
Reserve charged to operations	10,327	11,811
Losses realized	(8,528)	(849)

Balance, end of year	$32,999	$31,200